Accrued maintenance liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Movement in Accrued Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,190,159	$ 2,237,494
Maintenance payments received	194,779	358,694
Maintenance payments returned	(208,630)	(206,456)
Release to income other than upon sale	(224,207)	(87,061)
Lessor contribution, top ups and other	65,365	4,148
Accrued maintenance liability at end of period	$ 1,930,874	$ 2,242,753